Events After the Reporting Date (Details) - Nonadjustings Events [Member] - CAD ($)	Apr. 30, 2024	Apr. 02, 2024	Mar. 28, 2024	Feb. 29, 2024
Statement [Line Items]
Maturity dates	Apr. 29, 2026	Apr. 01, 2026	Mar. 27, 2026	Feb. 28, 2026
Exercise price of warrants	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Expiry dates of warrants	Oct. 29, 2026	Oct. 01, 2026	Sep. 27, 2026	Aug. 31, 2026
Amounts	$ 30,000	$ 368,000	$ 780,000	$ 65,000
Interest rate	10.00%	10.00%	10.00%	10.00%
Conversion price	$ 0.10	$ 0.10	$ 0.10	$ 0.10